PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 97,463	$ 88,783
Less: Accumulated depreciation	(49,428)	(38,641)
Impairment loss	(397)
Property, plant and equipment, net	47,638	50,142
Depreciation expenses	9,239	9,296	$ 7,530
Impairment loss on long-lived assets	2,148
Impairment loss for property, plant and equipment	374	0	$ 0
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	956	896
Furniture, fixture and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	14,913	13,684
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	80,464	73,163
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 1,130	$ 1,040